Equity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Equity
Common stock, shares authorized	500,000,000	500,000,000
Common stock, par value per share	$ 0.0001	$ 0.0001
Shares repurchased	3,363,580
Value of shares repurchased	$ 440,576
Amount of dividends distributed	$ 0